Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO[1] (b) ($)	Compensation Actually Paid to PEO[1,2,3] (c) ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] (d) ($)	Average Summary Compensation Actually Paid to Non-PEO NEOs[1,2,3] (e) ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Adjusted PTPP[5] ($ Millions)
					TSR (f) ($)	Peer Group TSR (g) ($)
2023	1,630,222	1,443,163	717,296	652,769	94.26	95.12	71.1	102.36
2022	1,842,099	1,743,997	806,222	770,875	107.19	101.92	78.1	107.82
2021	1,648,678	2,090,595	691,258	837,966	119.04	124.84	91.8	87.45
2020	1,712,450	1,259,956	735,255	566,847	79.57	89.37	46.9	89.99

Company Selected Measure Name	adjusted pre-tax pre-provision income ("Adjusted PTPP")
Named Executive Officers, Footnote	Jeffrey M. Schweitzer was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020 - 2021	2022 - 2023
Brian J. Richardson	Brian J. Richardson
Michael S. Keim	Michael S. Keim
Megan D. Santana	Megan D. Santana
Duane J. Brobst	Patrick C. McCormick

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the NASDAQ Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Corporation and in the NASDAQ Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 1,630,222	$ 1,842,099	$ 1,648,678	$ 1,712,450
PEO Actually Paid Compensation Amount	$ 1,443,163	1,743,997	2,090,595	1,259,956
Adjustment To PEO Compensation, Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Corporation’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.Compensation Actually Paid for 2023 reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. The reduction to the PEO's pension value for 2022 reported in the footnote to the Summary Compensation Table is not included in this calculation. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Jeffrey M. Schweitzer ($)	Exclusion of Change in Pension Value for Jeffrey M. Schweitzer ($)	Exclusion of Stock Awards for Jeffrey M. Schweitzer ($)	Inclusion of Pension Service Cost for Jeffrey M. Schweitzer ($)	Inclusion of Equity Awards for Jeffrey M. Schweitzer ($)	Compensation Actually Paid to Jeffrey M. Schweitzer ($)
2023	1,630,222	(23,480)	(523,923)	14,757	345,587	1,443,163
The amounts in the Inclusion of Equity Values for 2023 in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jeffrey M. Schweitzer ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jeffrey M. Schweitzer ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jeffrey M. Schweitzer ($)	Total - Inclusion of Equity Values for Jeffrey M. Schweitzer ($)
2023	477,174	(118,585)	(13,002)	345,587

Non-PEO NEO Average Total Compensation Amount	$ 717,296	806,222	691,258	735,255
Non-PEO NEO Average Compensation Actually Paid Amount	$ 652,769	770,875	837,966	566,847
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Corporation’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below. Compensation Actually Paid for 2023 reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. The reduction to the PEO's pension value for 2022 reported in the footnote to the Summary Compensation Table is not included in this calculation. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Awards for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	717,296	(5,515)	(191,365)	2,797	129,556	652,769

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	174,289	(39,983)	(4,750)	129,556

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Corporation’s cumulative TSR over the four most recently completed fiscal years, and the NASDAQ Bank Index TSR over the same period.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted Pre-Tax Pre-Provision Income during the four most recently completed fiscal years. Adjusted PTPP is a non-GAAP measure and is defined above under footnote 5 to the Pay-Versus-Performance Table.

Tabular List, Table

Pre-Tax Pre-Provision Income (PTPP)
Pre-Tax Pre-Provision Return on Average Equity
Efficiency Ratio
Net Charge-Offs / Average Loans and Leases vs. Peer Group
NPAs to Total Assets vs. Peer Group
Pre-Tax Pre-Provision NCO ROAA vs. Peer Group
3-Year Cumulative Earnings Per Share Performance

Total Shareholder Return Amount	$ 94.26	107.19	119.04	79.57
Peer Group Total Shareholder Return Amount	95.12	101.92	124.84	89.37
Net Income (Loss)	$ 71,100,000	$ 78,100,000	$ 91,800,000	$ 46,900,000
Company Selected Measure Amount	102,360,000	107,820,000	87,450,000	89,990,000
PEO Name	1.Jeffrey M. Schweitzer
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	We determined adjusted pre-tax pre-provision income ("Adjusted PTPP") to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. Adjusted PTPP is a non-GAAP measure, and is defined as pre-tax income plus provision for credit losses, restructuring charges and incremental expense related to the FDIC assessment rate change. This performance measure may not have been the most important financial performance measure for years 2022, 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Pre-Tax Pre-Provision Income (PTPP)
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Pre-Tax Pre-Provision Return on Average Equity
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	Efficiency Ratio
PEO | Measure:: 4
Pay vs Performance Disclosure
Name	Net Charge-Offs / Average Loans and Leases vs. Peer Group
PEO | Measure:: 5
Pay vs Performance Disclosure
Name	NPAs to Total Assets vs. Peer Group
PEO | Measure:: 6
Pay vs Performance Disclosure
Name	Pre-Tax Pre-Provision NCO ROAA vs. Peer Group
PEO | Measure:: 7
Pay vs Performance Disclosure
Name	3-Year Cumulative Earnings Per Share Performance
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (23,480)
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(523,923)
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,757
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	345,587
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	477,174
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(118,585)
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ (13,002)
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Pre-Tax Pre-Provision Income (PTPP)
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Pre-Tax Pre-Provision Return on Average Equity
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Efficiency Ratio
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Net Charge-Offs / Average Loans and Leases vs. Peer Group
Non-PEO NEO | Measure:: 5
Pay vs Performance Disclosure
Name	NPAs to Total Assets vs. Peer Group
Non-PEO NEO | Measure:: 6
Pay vs Performance Disclosure
Name	Pre-Tax Pre-Provision NCO ROAA vs. Peer Group
Non-PEO NEO | Measure:: 7
Pay vs Performance Disclosure
Name	3-Year Cumulative Earnings Per Share Performance
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,515)
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(191,365)
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,797
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	129,556
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	174,289
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(39,983)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ (4,750)